Liquidity and Going Concern Assessment (Details) - USD ($) $ in Millions	Oct. 03, 2022	Jun. 07, 2022
Lincoln Park Purchase Agreement [Member] | ADS
Disclosure of General Company Information [line items]
Maximum aggregate value of shares to sell		$ 40.0
Period of Agreement (in months)		36 months
Maximum value of shares to sell in a single Value of shares to sell in a single transaction		$ 1.5
Number of shares issued as commitment fee		428,572
Value of shares issued as commitment fee		$ 1.2
At-The-Market Issuance Sales Agreement
Disclosure of General Company Information [line items]
Percentage of commission to be paid	3.00%
At-The-Market Issuance Sales Agreement | ADS
Disclosure of General Company Information [line items]
Maximum aggregate value of shares to sell	$ 14.4
Maximum aggregate value of shares to sell	$ 14.4
Percentage of commission to be paid	3.00%
Threshold period of prior notice to terminate agreement	10 days